Loans and Notes Payable (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Aggregate principal	$ 415,000
percentage of accrue interest	10.00%	10.00%